SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended
	Jul. 29, 2022	Sep. 13, 2018	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash and marketable securities held in trust account			$ 101,834,184	$ 203,000,706	$ 208,932,880	$ 203,000,706
Deferred offering costs			582,540		582,540
Adjustments to additional paid in capital, fair value			268,617	268,617	268,617
Underwriter discount			8,499,949		8,499,949
Temporary equity					208,932,880
Unrecognized tax benefits			0	0	0	0
Accrued interest and penalties			0	0	0	0
Federal depository insurance			250,000	250,000	250,000	250,000
Seamless Group Inc [Member]
Product Information [Line Items]
Temporary equity					2,957,948
Working capital deficit				21,500,000	56,400,000	21,500,000
Net liabilities				8,100,000	21,800,000	8,100,000
Accounts receivable, credit loss					117,195
Advertising and promotion costs					618,661	543,793
Outstanding balance of convertible bond				21,000,000	$ 10,000,000	$ 21,000,000
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		2,591,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		978,397
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 12.87
Seamless Group Inc [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other	5,803,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration credit risk					71.00%	64.00%
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares					1,532,798	3,218,875
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond				21,000,000	$ 10,000,000	$ 21,000,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period					5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period					7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period					10 years
Common Class A [Member]
Product Information [Line Items]
Temporary equity			$ 101,834,184	$ 202,998,782	$ 208,932,880	$ 202,998,782